EXECUTIVE SUMMARY
THIRD PARTY DUE DILIGENCE REVIEW

September 17, 2026

Overview

Consolidated Analytics, Inc (“Consolidated Analytics”), a third-party due diligence provider, performed the review described below on residential mortgage loans acquired by Aspire Sponsor, LLC (the “Client”) in a bulk purchase. The review included a total of 650 residential mortgage loans in connection with the securitization identified as SPIRE 2026-6 (the “Securitization”). The Review was conducted from November 2025 through September 2026 on mortgage loans originated between November 2025 and August 2026.

Scope of Review

Credit Review

Consolidated Analytics performed a “Credit Review” to verify compliance with guidelines in effect at the time of loan origination, or other guidelines provided by Client prior to review, and ensure the characteristics used by the underwriter are supported by the file documentation; and determine whether any loans outside of those guidelines contain legitimate and approved exceptions with compensating factors.

The Credit Review attempted to confirm the following:

a.	QM or ATR Validation / Review of 8 Key Underwriting Factors
i.	Income / Assets
•	Validate borrower(s) monthly gross income
•	Validate funds required to close, required reserves
•	Review file documentation for required level of income and asset verifications
ii.	Employment Status
•	Review file documentation for required level of employment
iii.	Monthly Mortgage Payment
•	Confirm program, qualifying rate, terms
iv.	Simultaneous Loans
•	Validate all concurrent loans are included in the DTI to properly assess the ability to repay
v.	Mortgage Related Obligations : PITI, HOA, PMI, etc.
•	Validate subject loan monthly payment (PITI) and associated obligations
vi.	Debts / Obligations
•	Validate monthly recurring liabilities
vii.	DTI and/or Residual Income
•	Validate debt-to-income ratio (DTI) based upon income and debt documentation provided in the file
•	Documentation meets Appendix Q requirements for QM Loans
viii.	Credit History
•	Review credit report for credit history and required credit depth including any / all inquiries
•	Determine representative credit score from credit report

b.	Validate loan-to-value (LTV) and combined loan-to-value

c.	Review borrower's occupancy
d.	Validation through third party resource of the subject properties most recent twelve (12) month sales history
e.
Confirm sufficient evidence in loan file, by reviewing the underwriter’s decision to approve the loan based upon the borrower’s income, debt, and credit history, to support borrower's willingness and ability to repay the debt

f.	Confirm that Final 1003 is sufficiently completed
g.	Provide Audit 1008 with accurate data based on file documentation
h.	Confirm Loan Approval conditions were met
i.	Review condominium questionnaire to verify all information is complete, prepared by an authorized representative, and address any red flags that may deem condominium project ineligible
j.	General QM for any loans originated under the GQM Rule

i.	Pricing Thresholds:

a.	Pricing for First Lien Loans:

i.	2.25% for a first-lien covered transaction with a loan amount greater than or equal to the applicable dollar amount threshold; and
ii.	3.5% for a first-lien covered transaction with a loan amount greater than or equal to the applicable dollar amount threshold; and
iii.	6.5% for a first-lien covered transaction with a loan amount less than the applicable dollar amount threshold.

b.	Pricing for Subordinate Lien Loans:

i.	3.5% for a subordinate-lien covered transaction with a loan amount greater than or equal to the applicable dollar amount threshold; and
ii.	6.5% for a subordinate-lien covered transaction with a loan amount less than the applicable dollar amount threshold.

c.	Pricing for Manufactured Homes:

i.	2.25% for a first-lien covered transaction secured by a manufactured home with a loan amount equal to or greater than the applicable dollar amount threshold; and
ii.	6.5% for a covered transaction secured by a manufactured home with a loan amount less than applicable dollar amount threshold.

ii.	Consider Income and Assets:

o	Consumer’s current or reasonably expected income or assets (other than the value of the dwelling that secures the loan;
o	The consumer’s debt obligations, alimony, child support; and
o	The monthly DTI or residual income.

iii.	Verification of Income and Assets:

a.
Verification of compliance with one of the “safe harbor” guidelines will meet the QM verification requirement. A creditor is allowed to “mix and match” provisions of the different guidelines rather than only apply one guideline per loan.

The specific guidelines that the CFPB is designating for the safe harbor are: The GQM Rule provides that if the creditor verifies the consumer’s income or assets, debt obligations, alimony, child support, and monthly DTI or residual income by meeting the standards of certain specified third-party underwriting manuals, then a creditor is presumed to have complied with the verification requirement. These specified manuals are:

i.	Chapters B3-3 through B3-6 of the Fannie Mae Single Family Selling Guide, published June 3, 2020;
ii.	Sections 5102 through 5500 of the Freddie Mac Single-Family Seller/Servicer Guide, published June 10, 2020;
iii.	Sections II.A.1 and II.A.4-5 of the Federal Housing Administration’s Single Family Housing Policy Handbook, issued October 24, 2019;
iv.	Chapter 4 of the U.S. Department of Veterans Affairs’ Lenders Handbook, revised February 22, 2019;
v.	Chapter 4 of the U.S. Department of Agriculture’s Field Office Handbook for the Direct Single Family Housing Program, revised March 15, 2019; and
vi.	Chapters 9 through 11 of the U.S. Department of Agriculture’s Handbook for the Single Family Guaranteed Loan Program, revised March 19, 2020.

Compliance Review

 Consolidated Analytics performed a “Compliance Review” to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with applicable regulatory requirements as noted below, each as amended, restated and/or replaced from time to time.  In relation to cash out refinances of investment property loans, documentation provided in the loan file will be reviewed only to validate the use of cash out proceeds for business purposes at the origination/consummation of the loan. In the event use of proceeds cannot be validated, or are deemed to be utilized for consumer purposes, the loan would then be subject to a “Compliance Review” of applicable regulatory requirements as noted below, each as amended, restated and/or replaced from time to time.  The Compliance Review included the following:

a.	Test Loan Estimate(s) for accuracy and completeness as well as timing requirements as required by TRID Regulations

b.	Test Closing Disclosure(s) for accuracy and completeness as well as timing requirements as required by TRID Regulations

c.	Tolerance Testing
i.	Compare Loan Estimate and Closing Disclosures
ii.	Identify Tolerance Violations and applicable cost to cure

d.	Comprehensive review of Closing Disclosure to determine transaction accuracy

e.	Recalculation of APR and Finance Charge

f.	Testing of:
i.	Federal High-Cost Mortgage provisions
ii.	Federal Higher Priced Mortgage Loans provisions
iii.	Local and/or State Anti-predatory and High-Cost provisions
iv.	HOEPA Points and Fees

g.	Determine whether specified federal disclosures were provided timely based upon comparison of the application date to the dates on such disclosures
i.	Service Provider List
ii.	Home Ownership Counselling Disclosure
iii.	ARM Disclosure

h.	Compliance with QM as it relates to:
i.	APR Test
ii.	Points & Fees Test

iii.	Prepayment Penalty Test
iv.	Product Eligibility Testing

i.	Notice of Right to Cancel (Rescission) Review
i.	Confirm transaction date, expiration date, and disbursement date
ii.	Confirm document is properly executed by all required parties to the transaction
iii.	Confirm the correct Right of Rescission document was executed for the transaction type

j.	Confirm through NMLS the loan originator and originating firm's license status was active and properly disclosed on appropriate loan documents

k.	Check the Loan participants against the exclusionary list provided by Client or by the purchaser of the Loan(s)

l.	Review closing documents to ensure that the Mortgage Loan information is complete, accurate, and consistent with other documents; Confirm collateral documents have been recorded or sent for recording

The Compliance Review did not include any federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above.  Furthermore, the findings reached by Consolidated Analytics are dependent upon receiving complete and accurate data regarding the loans from loan originators and other third parties upon which Consolidated Analytics is relying in reaching such findings.

Valuation Review

 Consolidated Analytics performed a “Valuation Review,” which included the following:

a.
Review original appraisal, determination that property is in "average" condition or better, or property requires cosmetic improvements (as defined by the appraiser) that do not affect habitability. Should an area of concern be identified with the condition of the property, Consolidated Analytics will alert Client.

b.	Review appraisal, determination that property is completely constructed and appraisal is on an “as is basis,” or property is identified as not completely constructed by originating appraiser.
c.	Review and determine if the appraisal report was performed on appropriate GSE forms and if the appraiser indicated in the body of the subject appraisal that the appraisal conforms to USPAP standards.
d.	Review and determine the relevance of the comparable properties and ensure that a rational and reliable value was provided and supported as of the effective date of the Origination Appraisal.
e.	Review adjustments (line item, net and gross adjustments) to ensure they are reasonable.
f.	Ensure that the appraisal conforms to the guidelines provided from the Client.
g.	Review appraisal to ensure all required documents were included.
h.	Review location map provided within the appraisal for external obsolescence.
i.	Ensure highest and best use and zoning complies with guidelines.
j.	Confirm there are no marketability issues that affect the subject property.
k.	Ensure subject property does not suffer any functional obsolescence.
l.	Where applicable, determine if the file did not contain the appraisal or other valuation method and a review could not be performed.
m.
Additional valuation products were not required when the CU score provided was 2.5 or below or the appraisal was eligible for FHLMC Collateral Rep and Warrant Relief. In the event the CU score was greater than 2.5, or the appraisal was Not Eligible for FHLMC Collateral R&W Relief, an additional valuation product was obtained to confirm value was supported within 10% tolerance. Based on guidance from the seller, secondary valuation products may have been provided on loans that had an acceptable CU score or were Eligible for FHLMC R&W Relief.

Consolidated Analytics applied a cascade methodology to determine if the original appraised value was reasonably supported when compared to an independent third-party valuation product.

For loans reviewed in a post-close valuation review scenario (650 loans in total):

Twenty-three (23) loans had an AVM, thirteen (13) loans had a Secondary Appraisal, and three hundred fifty-three (353) loans had Desk Reviews. Consolidated Analytics has independent access to the valuation products ordered by the Client.

If a loan with an AVM or Desk Review fell outside of a -10% tolerance, had an AVM FSD score that exceeded allowable thresholds, or was inconclusive, then an additional secondary valuation product was obtained. There were four (4) occurrences of this. In these instances, one (1) Desk Review, zero (0) Field Reviews, and two (2) Secondary Appraisal were obtained, all of which supported value.
There were zero (0) PIW loans.

Product totals may not sum due to multiple products for each loan

TAPE INTEGRITY REVIEW RESULTS SUMMARY

Of the six hundred fifty (650) mortgage loans reviewed, two hundred eighty-nine (289) unique mortgage loans (44.46% by loan count) had a total of five hundred forty-five (545) discrepancies across twenty-nine (29) data fields. A blank or zero value on the data tape when an actual value was captured by Consolidated Analytics was not treated as a data variance.
Fields Reviewed	Discrepancy Count	Percentage
Property Value	119	21.83%
Escrow Flag	69	12.66%
Subject Property Type	57	10.46%
Qualifying LTV	46	8.44%
Qualifying CLTV	46	8.44%
Property Attachment Type	34	6.24%
Qualifying FICO	27	4.95%
Pricing Doc Type	26	4.77%
Refinance Purpose	20	3.67%

Interest Rate	17	3.12%
Property City	17	3.12%
Sales Price	16	2.94%
Loan Purpose	11	2.02%
Qualifying Total Debt Income Ratio	7	1.28%
Number of Units	5	0.92%
Property Zip Code	5	0.92%
ULI	4	0.73%
Borrower 1 SSN	3	0.55%
Note Date	3	0.55%
Prepayment Penalty Total Term	3	0.55%
Borrower 2 SSN	2	0.37%
Amortization Term	1	0.18%
Cash out Include Debt Paid at Close	1	0.18%
Occupancy	1	0.18%
Borrower 3 SSN	1	0.18%
Assumable Flag	1	0.18%
Borrower 3 First Name	1	0.18%
Property State	1	0.18%
Property Type	1	0.18%
Grand Total	545	100.00%

Summary of Results

OVERALL RESULTS SUMMARY

Final Loan Grades

Overall Loan Results:
Event Grade	Loan Count	Original Principal Balance	Percent of Sample
Event Grade A	481	$243,065,986.00	74.00%
Event Grade B	169	$82,932,113.50	26.00%
Event Grade C	0	$0.00	0%
Event Grade D	0	$0.00	0%
Total Sample	650	$325,998,099.50	100.00%

Credit Results:
Event Grade	Loan Count	Percent of Sample
Event Grade A	534	82.15%
Event Grade B	116	17.85%
Event Grade C	0	0%
Event Grade D	0	0%
Total Sample	650	100.00%

Compliance Results: (As applicable, 118 loans within population did not receive a Compliance Review)
Event Grade	Loan Count	Percent of Sample
Event Grade A	498	93.61%
Event Grade B	34	6.39%
Event Grade C	0	0%
Event Grade D	0	0%

Total Sample	532	100.00%

Valuation Results:
Event Grade	Loan Count	Percent of Sample
Event Grade A	620	95.38%
Event Grade B	30	4.62%
Event Grade C	0	0%
Event Grade D	0	0%
Total Sample	650	100.00%

Exception Category Summary

The table below summarizes the individual exceptions which carried an associated “A”, “B”, “C”, or “D” level exception grade. One loan may have more than one exception. In such cases, the exception resulting in the lowest grade would drive the loan grade for that component of the review. The overall loan grade is the lowest grade for any one review scope (ex. a loan with a Compliance Grade of “B”, a Credit Grade of “A”, and a Property Grade of “A” would receive an overall Loan Grade of “B”).

Exception Type	Exception Level Grade	Exception Category	Total
Credit	A	No Credit Findings	200
		Income and Employment Do Not Meet Guidelines	33
		Missing Business Entity Formation Document	31
		Application Profile Missing	25

Asset Qualification Does Not Meet Guideline Requirements	24
Missing verification of taxes, insurance, and/or HOA fees for non-subject property	20
B1 Tax Preparer Credential Verification Does Not Meet Guidelines	18
Missing VOM or VOR	15
Rent Loss Insurance Missing	15
Missing Lender Income Calculation Worksheet	14
Missing Letter of Explanation (Income)	13
Asset 1 Does Not Meet Guideline Requirements	13
Business Purpose Affidavit/Disclosure Missing	12
Fraud Report Shows Uncleared Alerts	12
Borrower 1 3rd Party VOE Prior to Close Missing	11
The Final 1003 is Incomplete	11
The Total Hazard Coverage is LESS than the Required Coverage Amount	11
XXX Contract is Missing	11
XXX Contract is Incomplete	10
Housing History Does Not Meet Guideline Requirements	10
Approval/Underwriting Summary Not Provided	10
HO6 Master Insurance Policy is Missing	8
Approval/Underwriting Summary XXX Provided	7
Entity Documentation - Missing or Defective	7
Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	7
Missing Letter of Explanation (Credit)	7
Missing Lease Agreement	7
Property Title Issue	7
Borrower 1 CPA Letter Missing	7
Missing Personal Guaranty	7
Audited Reserves are less than Guideline Required Reserves (Number of Months)	7
Potential XXX/Current Address Issues identified in the file	6
Third Party Fraud Report not Provided	6
Audited LTV Exceeds Guideline LTV	6
Rent Loss Coverage Not Sufficient	6
Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	5
Missing explanation and supporting documentation for large deposit(s)	5
Borrower 1 Business Bank Statements Missing	5
Asset 2 Does Not Meet Guideline Requirements	5
1-4 Family Rider is Missing	5
Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	4
The Final 1003 is Missing	4
The Deed of Trust is Incomplete	4
Hazard Insurance Missing or Defective	4

Missing letter of explanation	4
Hazard Insurance Policy is Missing	4
Borrower 1 Credit Report is Missing	4
Hazard Insurance Policy is XXX	4
The Deed of Trust is Missing	4
Loan does not conform to program guidelines	4
Asset 3 Does Not Meet Guideline Requirements	4
Title Document is XXX Present	4
XXX is not considered to be an Arm's Length Transaction	3
Missing an established escrow impound account for taxes and insurance.	3
Hazard Insurance Effective Date is after the Disbursement Date	3
Borrower Contributions Do Not Met Guideline Minimum	3
Title Coverage is Less than Subject Lien	3
Closing Protection Letter Missing or Defective	3
Insufficient Assets to Close	3
Missing Property Tax Cert	3
Borrower 1 Gap Credit Report is Missing	3
Missing rent comparable schedule form 1007	3
The Initial 1003 is Missing	3
DSCR is less than guideline minimum	3
PUD Rider is Missing	3
Missing Credit Report Supplement	3
Borrower 1 YTD Profit & Loss Missing	3
Flood Certificate Missing	2
Audited DTI Exceeds Guideline DTI	2
Verified Liquid Assets Insufficient For Closing	2
Audited Interested Party Contribution Exceeds Guideline Program Maximum	2
Borrower 1 Photo Identification not provided	2
Personal Guaranty Agreement Incomplete	2
Title Document Missing	2
Missing income documentation	2
XXX Contract Expiration Date is prior to XXX	2
Borrower 1 Credit Report is Incomplete	2
The Note is Missing	2
Flood Certificate XXX Provided	2
Third Party Fraud Report XXX Provided	2
Assets do not meet guideline requirements	2
Missing REO Documentation to Verify PITIA	2
Missing Letter of Explanation (Assets)	2
Trust/POA Does Not Meet Guideline Requirements	2
The Deed of Trust is Not Executed	2

Missing Trust Agreement	2
Asset 4 Does Not Meet Guideline Requirements	2
Borrower 2 3rd Party VOE Prior to Close Missing	2
XXX Insurance Policy is Missing	2
Title Insurance Missing or Defective	1
Credit Report Aged	1
Audited FICO is less than Guideline FICO	1
Income/Employment General	1
Employment Gaps in Employment Without Sufficient Explanation	1
Background Report Aged	1
Verification of Borrower Liabilities Missing or Incomplete	1
Asset do not meet guidelines	1
Borrower does not meet residual income requirement	1
Asset General	1
Borrower Non-XXX Identification Document Missing	1
OFAC Check Not Completed and/or Cleared	1
Audited CLTV Exceeds Guideline CLTV	1
Other Property Insurance Policy Effective Date is after the Disbursement date	1
Trust Documentation Missing or Defective	1
Other Rider is Missing	1
Income 1 Income Trend is Decreasing	1
Payoff Statement Missing or Defective	1
Missing evidence of self employment	1
Business Purpose Affidavit Missing or Defective	1
Missing Income - Bank Statements	1
Potential Fraud Reflected on Fraud Report	1
Asset 2 Expired	1
Borrower 1 Business Tax Returns Missing	1
Borrower 1 Tax Returns Not Signed	1
All Interested Parties Not Checked with Exclusionary Lists	1
HO-6 Insurance Policy is Missing	1
Borrower 2 Photo Identification not provided	1
ATR Risk	1
Purchase Contract is Missing	1
Tradelines do not meet Guideline Requirements	1
Purpose does not meet eligibility requirement(s)	1
Borrower 2 Credit Report is Missing	1
Loan is QM/ATR Non-compliant	1
Borrower 1 W2/1099 Missing	1
ATR: Current Employment Not Verified	1
FICO does not meet minimum program requirement	1

	Audited HCLTV Exceeds Guideline HCLTV	1
	Income documentation does not meet guidelines	1
	Guideline Seasoning not Met	1
	Asset 6 Does Not Meet Guideline Requirements	1
	B2 Tax Preparer Credential Verification Does Not Meet Guidelines	1
	Income 1 Months Income Verified is Missing	1
	Total Credit Grade (A) Exceptions:	819
B	Missing an established escrow impound account for taxes and insurance.	33
	Application Profile Missing	13
	Missing Business Entity Formation Document	11
	Audited Interested Party Contribution Exceeds Guideline Program Maximum	9
	Income and Employment Do Not Meet Guidelines	9
	Loan does not conform to program guidelines	8
	Asset 1 Does Not Meet Guideline Requirements	7
	Tradelines do not meet Guideline Requirements	7
	Asset Qualification Does Not Meet Guideline Requirements	6
	Rent Loss Insurance Missing	6
	Credit Report Aged	4
	Closing Disclosure/Settlement Statement Missing or Defective	4
	Background Report Aged	4
	Excessive LTV Ratio	4
	Missing Lease Agreement	3
	Audited LTV Exceeds Guideline LTV	3
	B1 Tax Preparer Credential Verification Does Not Meet Guidelines	3
	Missing Letter of Explanation (Credit)	2
	Missing letter of explanation	2
	Property Title Issue	2
	Note terms are incorrect	2
	The Note is Incomplete	2
	The Deed of Trust is Incomplete	2
	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	1
	Potential Ownership issues identified in file	1
	Borrower 1 Deed of Trust Signature does not match Note	1
	Audited Reserves are less than Guideline Required Reserves (Number of Months)	1
	Purpose does not meet eligibility requirement(s)	1
	Delinquent Credit History Does Not Meet Guideline Requirements	1
	Missing Personal Guaranty	1
	DSCR Minimum Not Met	1
	Overdraft/NSF Count Exceeds Tolerance	1
	Borrower 1 Credit Report is Incomplete	1
	Borrower 1 Gap Credit Report is Missing	1

		FICO does not meet minimum program requirement	1
		Rent Loss Coverage Not Sufficient	1
		Flood Certificate XXX Provided	1
		Missing Letter of Explanation (Income)	1
		XXX is not considered to be an Arm's Length Transaction	1
		Title Coverage is Less than Subject Lien	1
		Asset 3 Does Not Meet Guideline Requirements	1
		Audited Loan Amount is less than Guideline Minimum Loan Amount	1
		Income/Employment General	1
		Housing History Does Not Meet Guideline Requirements	1
		Total Credit Grade (B) Exceptions:	167
Compliance	A	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	35
		Charges That Cannot Increase Test	28
		Missing Required Affiliated Business Disclosure	24
		No Compliance Findings	24
		Lender did not provide ATR/QM Status Determination	20
		Missing evidence of rate lock	14
		Charges That In Total Cannot Increase More Than XXX% Test	13
		Initial Loan Estimate Delivery Date Test (from application)	12
		eSigned Documents Consent is Missing	11
		Initial Closing Disclosure Delivery Date Test	10
		Qualified Mortgage APR Threshold Test	7
		Higher-Priced Mortgage Loan Test	6
		Revised Loan Estimate Delivery Date Test (prior to consummation)	6
		Qualified Mortgage Lending Policy Points and Fees Test	5
		RESPA Homeownership Counseling Organizations Disclosure Date Test	4
		Lender Credits That Cannot Decrease Test	4
		Lender QM Status not validated	4
		Missing Power of XXX	2
		XXX Const, Art 16, § 50(a)(6)(M)(i) - XXX XXX(a)(XXX) Notice for Home Equity Disclosure is not Provided	2
		Homeownership Counseling Disclosure Is Missing	2
		Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	2
		XXX AB 260 Higher-Priced Mortgage Loan Test	2
		Intent to Proceed is Missing	2
		Qualified Mortgage Safe Harbor Threshold	2
		Missing HUD-XXX Closing Statement	2
		XXX Higher-Priced Mortgage Loan Test	1
		TRID: Missing Closing Disclosure	1
		Missing Credit Score Disclosure (FACTA)	1
		Homeownership Counseling Disclosure Is XXX Provided	1

		Final CD: File # is missing	1
		Closing Disclosure is Not Executed	1
		Final CD: Disbursement Date is missing or inaccurate	1
		Escrow Waiver is Missing	1
		Right of Rescission is Not Executed	1
		Late Charge Percent is greater than XXX%	1
		TRID: Missing Loan Estimate	1
		Higher-Priced Mortgage Loan Appraisal Delivery to the Borrower is Greater than XXX days Prior to Consummation (12 CFR 1026.35(c)(6))	1
		XXX XXX Higher-Priced Mortgage Loan Test	1
		CA Per XXX Interest Amount Test	1
		Final CD: Non-Escrowed Property Costs over Year XXX description is missing or inaccurate	1
		Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	1
		Missing Initial Escrow Disclosure	1
		Total Compliance Grade (A) Exceptions:	260
	B	Charges That Cannot Increase Test	12
		Qualified Mortgage Lending Policy Points and Fees Test	6
		Charges That In Total Cannot Increase More Than XXX% Test	5
		Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	4
		Final CD: Non-Escrowed Property Costs over Year XXX description is missing or inaccurate	3
		Missing Required Affiliated Business Disclosure	2
		TILA Finance Charge Test	1
		Missing Credit Score Disclosure (FACTA)	1
		TILA Post-Consummation Revised Closing Disclosure Finance Charge Test	1
		Lender QM Status not validated	1
		Total Compliance Grade (B) Exceptions:	36
Property	A	No Property Findings	42
		Property/Appraisal General	27
		Third Party Valuation Product Not Provided within XXX% Tolerance	17
		Property Issue(s) are Present	10
		Market Rent - Missing or Defective	4
		External Obsolescence Present	4
		Subject property appraisal is not on an as-is basis (Primary Value)	3
		Appraisal is Expired	3
		Condo Approval Missing	3
		HOA Questionnaire is Missing	3
		Appraisal is Missing	3
		Appraisal incomplete (missing map, layout, pages, etc.)	2
		FEMA Post Disaster Inspection Report not Provided	2

	HOA Questionnaire is Incomplete	2
	Appraisal Missing or Defective	2
	Completion Report or 1004D - Missing	1
	HOA Does Not Meet Guidelines	1
	No HOA fees on appraisal and property identified as a PUD	1
	FEMA Declared Disaster Dated Prior to the XXX, After Appraisal Date	1
	Condo Questionnaire Missing or Defective	1
	Subject Property Lease - Missing or Defective	1
	The appraisal was completed "Subject To" and the Completion Certificate in file is incomplete.	1
	Condo project is ineligible	1
	Ineligible Property	1
	1004D Completion Report is not on an as-is basis	1
	Flood Cert or Evidence not in a Flood XXX Missing	1
	Hazard Insurance Missing or Defective	1
	Total Property Grade (A) Exceptions:	139
B	Property/Appraisal General	21
	Ineligible Property	3
	Property Issue(s) are Present	3
	Third Party Valuation Product Not Provided within XXX% Tolerance	1
	Second Appraisal is Missing	1
	Condo Approval Missing	1
	FEMA Post Disaster Inspection Report not Provided	1
	Total Property Grade (B) Exceptions:	31

Event Grade Definitions

Final Loan Grade
A	Loan meets Credit, Compliance, and Valuation Guidelines
B
The loan substantially meets published Client/Seller guidelines and/or eligibility in the validation of income, assets, or credit, is in material compliance with all applicable laws and regulations, and the value and valuation methodology is supported and substantially meets published guidelines.

C	The loan does not meet the published guidelines and/or violates one material law or regulation, and/or the value and valuation methodology is not supported or did not meet published guidelines.
D	Loan is missing documentation to perform a sufficient review.

Credit Event Grades
A
The loan meets the published guidelines without any exceptions. Employment, income, assets and occupancy are supported and justifiable.  The borrower’s willingness and ability to repay the loan is documented and reasonable.

B
The loan substantially meets the published guidelines, but reasonable compensating factors were considered and documented for exceeding published guidelines.  Employment, income, assets and occupancy are supported and justifiable.  The borrower’s willingness and ability to repay the loan is documented and reasonable.

C
The loan does not substantially meet the published guidelines.  There are not sufficient compensating factors that justify exceeding the guidelines published.  Employment, income, assets or occupancy are not supported and justifiable.  The borrower’s willingness and ability to repay the loan were not documented or are unreasonable.

D	There was not sufficient documentation to perform a review, or the credit file was not furnished.

Compliance Event Grades
A	The loan complies with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties.
B
Nonmaterial exceptions identified but do not impact the enforceability of the mortgage loan or statute of limitations has expired on the loan. Remedy to cure or reasonably good faith effort to re-disclose was made to conform to applicable laws and regulations. All cures are fully documented by copies of the originator refund letter to the borrower, referencing the violation, canceled check, and proof of delivery.

C
The loan violates one material law or regulation. A benefit to the borrower cannot be determined. Required material disclosures are absent from the loan file, or the legal documents do not accurately reflect the loan terms agreed upon. All required applicants did not execute the documents.

D	There was not sufficient documentation to perform a review, or the required legal documents were not furnished.

Valuation Event Grades
A
Secondary value is supported within 10% of the original appraisal value. AVM used as a secondary valuation product has a value within 10% of the original appraised value and an FSD score less than or equal to .15. The appraisal was performed on an "as-is" basis and the property is complete and habitable at origination.  The appraiser was appropriately licensed, and the appraisal form is compliant with Uniform Standards of Professional Appraisal Practices (USPAP), Financial Institutions Reform, Recovery and Enforcement Act of 1989 (FIRREA) and satisfies applicable legal and regulatory requirements.

B
Additional secondary valuation products were obtained to support the original appraised value within 10%.  The valuation methodology substantially meets the published guidelines, but reasonable compensating factors were considered and documented for exceeding guidelines.  The appraisal was performed on an "as-is" basis and the property is complete and habitable.  The appraiser was appropriately licensed and used GSE approved forms.

C
The value cannot be supported within 10% of the original appraisal.  The valuation methodology did not meet the published guidelines and there were not sufficient compensating factors for exceeding published guidelines.  The property is in below “average” condition, or the property is not complete or requires significant repairs.  The appraisal was not performed on an “as is” basis.  The appraiser was not appropriately licensed, or the appraisal was not performed using USPAP and FIRREA compliant appraisal forms

D
The appraisal is missing from the loan file or there was not sufficient valuation documentation to perform a review. AVM was used as a secondary value with a FSD > 0.15, or an AVM performed by a non-Fitch-reviewed vendor.